UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2014

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited)	September 30, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 19.0%
Internet & Catalog Retail - 1.8%
Liberty Interactive Corp., Interactive Series A Shares	488,010	$13,918,045	*
Liberty TripAdvisor Holdings Inc.	48,800	1,654,320	*
Liberty Ventures, Series A	48,800	1,852,448	*

Total Internet & Catalog Retail		17,424,813

Media - 17.2%
AMC Networks Inc., Class A Shares	182,346	10,652,653	*
Cablevision Systems Corp., New York Group, Class A Shares	1,073,185	18,791,469
CBS Corp., Class B Shares	66,175	3,540,363
Comcast Corp., Class A Shares	50,438	2,712,556
Comcast Corp., Special Class A Shares	886,687	47,437,754
DIRECTV	212,502	18,385,673	*
Discovery Communications Inc., Class A Shares	78,440	2,965,032	*
Discovery Communications Inc., Class C Shares	245,320	9,145,530	*
Liberty Global PLC, Class A Shares	79,367	3,376,272	*
Liberty Global PLC, Series C Shares	240,487	9,863,574	*
Liberty Media Corp., Class A	97,156	4,583,820	*
Liberty Media Corp., Class C	194,312	9,130,721	*
Madison Square Garden Inc., Class A Shares	204,356	13,512,019	*
Starz	117,156	3,875,520	*
Viacom Inc., Class B Shares	71,175	5,476,205
World Wrestling Entertainment Inc., Class A Shares	40,200	553,554

Total Media		164,002,715

TOTAL CONSUMER DISCRETIONARY		181,427,528

ENERGY - 14.5%
Energy Equipment & Services - 9.0%
Core Laboratories NV	129,750	18,988,913
Frank’s International NV	13,100	244,970
National-Oilwell Varco Inc.	200,848	15,284,533
Weatherford International PLC	2,473,300	51,444,640	*

Total Energy Equipment & Services		85,963,056

Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	509,855	51,719,691

TOTAL ENERGY		137,682,747

FINANCIALS - 1.3%
Capital Markets - 0.6%
Cohen & Steers Inc.	160,400	6,165,776

Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp.	49,500	613,305
New York Community Bancorp Inc.	370,205	5,875,153

Total Thrifts & Mortgage Finance		6,488,458

TOTAL FINANCIALS		12,654,234

HEALTH CARE - 39.1%
Biotechnology - 20.8%
Alkermes PLC	168,920	7,241,600	*
Amgen Inc.	403,055	56,613,105
Biogen Idec Inc.	282,106	93,323,486	*
ImmunoGen Inc.	119,100	1,261,269	*
Isis Pharmaceuticals Inc.	232,950	9,045,449	*
Vertex Pharmaceuticals Inc.	274,800	30,862,788	*

Total Biotechnology		198,347,697

Health Care Equipment & Supplies - 2.0%
Covidien PLC	206,241	17,841,909

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 2.0% (continued)
Wright Medical Group Inc.	51,727	$1,567,328	*

Total Health Care Equipment & Supplies		19,409,237

Health Care Providers & Services - 6.6%
UnitedHealth Group Inc.	727,790	62,771,887

Pharmaceuticals - 9.7%
Actavis PLC	281,568	67,936,727	*
Agios Pharmaceuticals Inc.	13,300	815,955	*
Mallinckrodt PLC	30,780	2,774,817	*
Teva Pharmaceutical Industries Ltd., ADR	34,238	1,840,293
Valeant Pharmaceuticals International Inc.	145,211	19,051,683	*

Total Pharmaceuticals		92,419,475

TOTAL HEALTH CARE		372,948,296

INDUSTRIALS - 6.5%
Aerospace & Defense - 1.5%
L-3 Communications Holdings Inc.	121,990	14,507,051

Commercial Services & Supplies - 2.2%
ADT Corp.	167,625	5,943,983
Tyco International Ltd.	335,251	14,942,137

Total Commercial Services & Supplies		20,886,120

Construction & Engineering - 0.2%
Fluor Corp.	30,170	2,015,054

Machinery - 2.4%
Pall Corp.	215,140	18,007,218
Pentair PLC	80,441	5,268,081

Total Machinery		23,275,299

Trading Companies & Distributors - 0.2%
NOW Inc.	50,212	1,526,947	*

TOTAL INDUSTRIALS		62,210,471

INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 0.3%
ARRIS Group Inc.	93,068	2,638,943	*

Electronic Equipment, Instruments & Components - 1.8%
Dolby Laboratories Inc., Class A Shares	40,000	1,671,600	*
TE Connectivity Ltd.	274,101	15,155,044

Total Electronic Equipment, Instruments & Components		16,826,644

Internet Software & Services - 1.0%
Facebook Inc., Class A Shares	123,800	9,785,152	*

Semiconductors & Semiconductor Equipment - 3.7%
Broadcom Corp., Class A Shares	445,730	18,016,406
Cree Inc.	139,880	5,728,086	*
Intel Corp.	326,779	11,378,445

Total Semiconductors & Semiconductor Equipment		35,122,937

Software - 2.2%
Advent Software Inc.	218,140	6,884,499
Autodesk Inc.	172,250	9,490,975	*
Citrix Systems Inc.	48,700	3,474,258	*
Nuance Communications Inc.	100,000	1,541,500	*

Total Software		21,391,232

Technology Hardware, Storage & Peripherals - 7.5%
SanDisk Corp.	399,990	39,179,021

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 7.5% (continued)
Seagate Technology PLC	557,857	$31,948,470

Total Technology Hardware, Storage & Peripherals		71,127,491

TOTAL INFORMATION TECHNOLOGY		156,892,399

MATERIALS - 0.8%
Metals & Mining - 0.8%
Freeport-McMoRan Inc.	150,180	4,903,377
Nucor Corp.	51,490	2,794,877

TOTAL MATERIALS		7,698,254

TOTAL COMMON STOCKS (Cost - $282,298,839)		931,513,929

			RIGHTS
RIGHTS - 0.0%
Wright Medical Group Inc., CVR (Cost - $521,025)			208,410	458,502	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $282,819,864)				931,972,431

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreements - 2.3%
Interest in $1,332,731,000 joint tri-party repurchase agreement dated 9/30/14 with RBS Securities Inc.; Proceeds at maturity - $21,916,001; (Fully collateralized by various U.S. government obligations, 0.125% to 3.875% due 4/15/15 to 2/15/44; Market value - $22,354,322) (Cost - $21,916,000)	0.001%	10/1/14	$21,916,000	21,916,000

TOTAL INVESTMENTS - 100.0% (Cost - $304,735,864#)				953,888,431
Liabilities in Excess of Other Assets - (0.0)%				(393,698)

TOTAL NET ASSETS - 100.0%				$953,494,733

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVR	— Contingent Value Rights

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Aggressive Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Notes to Schedule of Investments (unaudited) (continued)

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$931,513,929	—	—	$931,513,929
Rights	458,502	—	—	458,502

Total long-term investments	$931,972,431	—	—	$931,972,431

Short-term investments†	—	$21,916,000	—	21,916,000

Total investments	$931,972,431	$21,916,000	—	$953,888,431

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Notes to Schedule of Investments (unaudited) (continued)

Gross unrealized appreciation	$653,540,095
Gross unrealized depreciation	(4,387,528)

Net unrealized appreciation	$649,152,567

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2014, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 25, 2014